CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 284	$ 858
Accounts receivable	192	35
Total current assets	476	893
Non-current assets
Property and equipment	366	305
Long-term restricted bank deposits	72	59
Total non-current assets	438	364
Total assets	914	1,257
Current liabilities
Bank loan	144
Related parties	462	321
Trade payables	81	23
Accounts payable and accruals	285	133
Total current liabilities	972	477
Non - Current liabilities
Shareholders loans	781	617
Total non-current liabilities	781	617
Equity (deficit)
Share capital	64,639	63,597
Capital reserves	3,179	3,064
Accumulated losses	(68,657)	(66,498)
Total Equity (deficit)	(839)	163
Total liabilities and equity (deficit)	$ 914	$ 1,257